Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details)		6 Months Ended
		Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Schedule of Basic and Diluted Earnings Loss Per Share [Abstract]
Net Loss (in Dollars and Yuan Renminbi)		¥ (644,605)	$ (88,311)	¥ (8,546,000)
Weighted average number of ordinary share outstanding
Basic		31,587,188	31,587,188	30,000,000
Diluted	[1]	31,587,188	31,587,188	30,000,000
Earnings (loss) per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (0.02)	$ 0	¥ (0.28)	[1]
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (0.02)	$ 0	¥ (0.28)	[1]

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares (Note 1 and Note 11).